Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ashmore Funds
Entity Central Index Key	0001498498
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Ashmore Emerging Markets Total Return Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Class A
Trading Symbol	EMKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the periodof November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX)	$ 80	1.57%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
Net Assets	$ 28,121,112
Holdings Count | Holding	275
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 28,121,112
Total number of portfolio holdings	275
Portfolio turnover rate	21%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 202 6. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Total Return Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Class C
Trading Symbol	EMKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the periodof November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX)	$ 120	2.36%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.36%
Net Assets	$ 28,121,112
Holdings Count | Holding	275
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 28,121,112
Total number of portfolio holdings	275
Portfolio turnover rate	21%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026 . ASSET TYPE ALLOCATION
Ashmore Emerging Markets Total Return Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Total Return Fund
Class Name	Institutional Class
Trading Symbol	EMKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the periodof November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	$ 68	1.33%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
Net Assets	$ 28,121,112
Holdings Count | Holding	275
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 28,121,112
Total number of portfolio holdings	275
Portfolio turnover rate	21%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Local Currency Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Class A
Trading Symbol	ELBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) forthe period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX)	$ 53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Material Change Date	Jun. 26, 2026
Net Assets	$ 9,885,547
Holdings Count | Holding	201
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 9,885,547
Total number of portfolio holdings	201
Portfolio turnover rate	38%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026. ASSET TYPE ALLOCATION
Material Fund Change [Text Block]
Material Fund Changes
On
June 10, 2026
, the Board of Trustees approved the liquidation of the Ashmore

Emerging

Markets

Local

Currency

Bond Fund. The liquidation is expected to occur on or about June 26, 2026.

Ashmore Emerging Markets Local Currency Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Class C
Trading Symbol	ELBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) forthe period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX)	$ 92	1.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.83%
Material Change Date	Jun. 26, 2026
Net Assets	$ 9,885,547
Holdings Count | Holding	201
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 9,885,547
Total number of portfolio holdings	201
Portfolio turnover rate	38%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026. ASSET TYPE ALLOCATION
Material Fund Change [Text Block]
Material Fund Changes
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore Emerging Markets Local Currency Bond Fund. The liquidation is expected to occur on or about June 26, 2026.

Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Local Currency Bond Fund
Class Name	Institutional Class
Trading Symbol	ELBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) forthe period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	$ 41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Material Change Date	Jun. 26, 2026
Net Assets	$ 9,885,547
Holdings Count | Holding	201
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 9,885,547
Total number of portfolio holdings	201
Portfolio turnover rate	38%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026. ASSET TYPE ALLOCATION
Material Fund Change [Text Block]
Material Fund Changes
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore Emerging Markets Local Currency Bond Fund. The liquidation is expected to occur on or about June 26, 2026.

Ashmore Emerging Markets Corporate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Class A
Trading Symbol	ECDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX)	$ 69	1.37%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%
Net Assets	$ 16,918,570
Holdings Count | Holding	117
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 16,918,570
Total number of portfolio holdings	117
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Corporate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Class C
Trading Symbol	ECDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for theperiod of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX)	$ 107	2.12%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.12%
Net Assets	$ 16,918,570
Holdings Count | Holding	117
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 16,918,570
Total number of portfolio holdings	117
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Corporate Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	EMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for theperiod of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	$ 57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 16,918,570
Holdings Count | Holding	117
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 16,918,570
Total number of portfolio holdings	117
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL
ALLOCATION

Ashmore Emerging Markets Short Duration Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Class A
Trading Symbol	ESFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for theperiod of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX)	$ 93	1.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%
Net Assets	$ 29,112,696
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 29,112,696
Total number of portfolio holdings	78
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Short Duration Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Class C
Trading Symbol	ESFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for theperiod of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX)	$ 131	2.62%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.62%
Net Assets	$ 29,112,696
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 29,112,696
Total number of portfolio holdings	78
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Short Duration Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Short Duration Fund
Class Name	Institutional Class
Trading Symbol	ESFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for theperiod of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	$ 80	1.60%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
Net Assets	$ 29,112,696
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 29,112,696
Total number of portfolio holdings	78
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION

Ashmore Emerging Markets Active Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Class A
Trading Symbol	EMQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for theperiod of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX)	$ 70	1.32%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.32%
Material Change Date	Jun. 26, 2026
Net Assets	$ 5,738,604
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 5,738,604
Total number of portfolio holdings	54
Portfolio turnover rate	106%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Tencent Holdings Ltd.	6.2%
Delta Electronics, Inc.	3.7%
Alibaba Group Holding Ltd.	3.4%
SK Square Co. Ltd.	2.9%
Reliance Industries Ltd.	2.8%
ICICI Bank Ltd. ADR	2.8%
Petroleo Brasileiro S.A. - Petrobras ADR	2.7%
China International Capital Corp. Ltd., Class H	2.6%
Anglogold Ashanti PLC	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Tencent Holdings Ltd.	6.2%
Delta Electronics, Inc.	3.7%
Alibaba Group Holding Ltd.	3.4%
SK Square Co. Ltd.	2.9%
Reliance Industries Ltd.	2.8%
ICICI Bank Ltd. ADR	2.8%
Petroleo Brasileiro S.A. - Petrobras ADR	2.7%
China International Capital Corp. Ltd., Class H	2.6%
Anglogold Ashanti PLC	2.6%

Material Fund Change [Text Block]
Material Fund Changes
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore

Emerging

Markets

Active

Equity

Fund. The liquidation is expected to occur on or about June 26, 2026.

Ashmore Emerging Markets Active Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Class C
Trading Symbol	EMQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for theperiod of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX)	$ 109	2.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.07%
Material Change Date	Jun. 26, 2026
Net Assets	$ 5,738,604
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 5,738,604
Total number of portfolio holdings	54
Portfolio turnover rate	106%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Tencent Holdings Ltd.	6.2%
Delta Electronics, Inc.	3.7%
Alibaba Group Holding Ltd.	3.4%
SK Square Co. Ltd.	2.9%
Reliance Industries Ltd.	2.8%
ICICI Bank Ltd. ADR	2.8%
Petroleo Brasileiro S.A. - Petrobras ADR	2.7%
China International Capital Corp. Ltd., Class H	2.6%
Anglogold Ashanti PLC	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Tencent Holdings Ltd.	6.2%
Delta Electronics, Inc.	3.7%
Alibaba Group Holding Ltd.	3.4%
SK Square Co. Ltd.	2.9%
Reliance Industries Ltd.	2.8%
ICICI Bank Ltd. ADR	2.8%
Petroleo Brasileiro S.A. - Petrobras ADR	2.7%
China International Capital Corp. Ltd., Class H	2.6%
Anglogold Ashanti PLC	2.6%

Material Fund Change [Text Block]
Material Fund Changes
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore

Emerging

Markets

Active

Equity

Fund. The liquidation is expected to occur on or about June 26, 2026.

Ashmore Emerging Markets Active Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Active Equity Fund
Class Name	Institutional Class
Trading Symbol	EMQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for theperiod of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	$ 56	1.06%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Material Change Date	Jun. 26, 2026
Net Assets	$ 5,738,604
Holdings Count | Holding	54
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 5,738,604
Total number of portfolio holdings	54
Portfolio turnover rate	106%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Tencent Holdings Ltd.	6.2%
Delta Electronics, Inc.	3.7%
Alibaba Group Holding Ltd.	3.4%
SK Square Co. Ltd.	2.9%
Reliance Industries Ltd.	2.8%
ICICI Bank Ltd. ADR	2.8%
Petroleo Brasileiro S.A. - Petrobras ADR	2.7%
China International Capital Corp. Ltd., Class H	2.6%
Anglogold Ashanti PLC	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.7%
Tencent Holdings Ltd.	6.2%
Delta Electronics, Inc.	3.7%
Alibaba Group Holding Ltd.	3.4%
SK Square Co. Ltd.	2.9%
Reliance Industries Ltd.	2.8%
ICICI Bank Ltd. ADR	2.8%
Petroleo Brasileiro S.A. - Petrobras ADR	2.7%
China International Capital Corp. Ltd., Class H	2.6%
Anglogold Ashanti PLC	2.6%

Material Fund Change [Text Block]
Material Fund Changes
On June 10, 2026, the Board of Trustees approved the liquidation of the Ashmore

Emerging

Markets

Active

Equity

Fund. The liquidation is expected to occur on or about June 26, 2026.

Ashmore Emerging Markets Equity SMA Completion Fund - Series I
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity SMA Completion Fund
Class Name	Series I
Trading Symbol	EMSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity SMA Completion Fund (“Fund”)for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity SMA Completion Fund (Series I/EMSMX) *	$ 0	0.00%
*
Effective February 17, 2026, the Fund was restructured as a "completion fund," an integral part of separately managed account programs sponsored by an investment adviser unaffiliated with the Fund or Ashmore Investment Advisors Limited (the "Investment Manager"). Participants in these programs pay
a fee to the sponsor of the program. Accordingly, no investment management fees or expenses are incurred by the Fund.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 4,400,976
Holdings Count | Holding	32
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 4,400,976
Total number of portfolio holdings	32
Portfolio turnover rate	108%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
SK hynix, Inc.	13.0%
Samsung Electronics Co. Ltd.	8.0%
Samsung Electro-Mechanics Co. Ltd.	5.9%
SK Square Co. Ltd.	4.7%
Hansol Chemical Co. Ltd.	3.7%
Rede D'Or Sao Luiz S.A.	3.4%
Contemporary Amperex Technology Co. Ltd., Class A	3.4%
Elite Material Co. Ltd.	3.3%
Sieyuan Electric Co. Ltd., Class A	3.2%
Chroma ATE, Inc.	3.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
SK hynix, Inc.	13.0%
Samsung Electronics Co. Ltd.	8.0%
Samsung Electro-Mechanics Co. Ltd.	5.9%
SK Square Co. Ltd.	4.7%
Hansol Chemical Co. Ltd.	3.7%
Rede D'Or Sao Luiz S.A.	3.4%
Contemporary Amperex Technology Co. Ltd., Class A	3.4%
Elite Material Co. Ltd.	3.3%
Sieyuan Electric Co. Ltd., Class A	3.2%
Chroma ATE, Inc.	3.1%

Ashmore Emerging Markets Frontier Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Class A
Trading Symbol	EFEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX)	$ 92	1.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%
Net Assets	$ 106,413,528
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 106,413,528
Total number of portfolio holdings	52
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Banca Transilvania S.A.	4.7%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	4.6%
Kaspi.KZ JSC ADR	3.6%
Credicorp Ltd.	3.2%
Vinhomes JSC	3.0%
Nova Ljubljanska Banka dd GDR (Registered)	2.5%
Qatar National Bank QPSC	2.5%
First Abu Dhabi Bank PJSC	2.5%
Attijariwafa Bank	2.5%
Vingroup JSC	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Banca Transilvania S.A.	4.7%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	4.6%
Kaspi.KZ JSC ADR	3.6%
Credicorp Ltd.	3.2%
Vinhomes JSC	3.0%
Nova Ljubljanska Banka dd GDR (Registered)	2.5%
Qatar National Bank QPSC	2.5%
First Abu Dhabi Bank PJSC	2.5%
Attijariwafa Bank	2.5%
Vingroup JSC	2.3%

Ashmore Emerging Markets Frontier Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Class C
Trading Symbol	EFECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX)	$ 130	2.56%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.56%
Net Assets	$ 106,413,528
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 106,413,528
Total number of portfolio holdings	52
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Banca Transilvania S.A.	4.7%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	4.6%
Kaspi.KZ JSC ADR	3.6%
Credicorp Ltd.	3.2%
Vinhomes JSC	3.0%
Nova Ljubljanska Banka dd GDR (Registered)	2.5%
Qatar National Bank QPSC	2.5%
First Abu Dhabi Bank PJSC	2.5%
Attijariwafa Bank	2.5%
Vingroup JSC	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Banca Transilvania S.A.	4.7%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	4.6%
Kaspi.KZ JSC ADR	3.6%
Credicorp Ltd.	3.2%
Vinhomes JSC	3.0%
Nova Ljubljanska Banka dd GDR (Registered)	2.5%
Qatar National Bank QPSC	2.5%
First Abu Dhabi Bank PJSC	2.5%
Attijariwafa Bank	2.5%
Vingroup JSC	2.3%

Ashmore Emerging Markets Frontier Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Frontier Equity Fund
Class Name	Institutional Class
Trading Symbol	EFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	$ 79	1.56%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%
Net Assets	$ 106,413,528
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 106,413,528
Total number of portfolio holdings	52
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Banca Transilvania S.A.	4.7%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	4.6%
Kaspi.KZ JSC ADR	3.6%
Credicorp Ltd.	3.2%
Vinhomes JSC	3.0%
Nova Ljubljanska Banka dd GDR (Registered)	2.5%
Qatar National Bank QPSC	2.5%
First Abu Dhabi Bank PJSC	2.5%
Attijariwafa Bank	2.5%
Vingroup JSC	2.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Banca Transilvania S.A.	4.7%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	4.6%
Kaspi.KZ JSC ADR	3.6%
Credicorp Ltd.	3.2%
Vinhomes JSC	3.0%
Nova Ljubljanska Banka dd GDR (Registered)	2.5%
Qatar National Bank QPSC	2.5%
First Abu Dhabi Bank PJSC	2.5%
Attijariwafa Bank	2.5%
Vingroup JSC	2.3%

Ashmore Emerging Markets Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	EMEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class A/EMEAX)	$ 72	1.31%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.31%
Net Assets	$ 307,359,687
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 307,359,687
Total number of portfolio holdings	68
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK hynix, Inc.	5.5%
Tencent Holdings Ltd.	5.4%
HDFC Bank Ltd. ADR	3.2%
Samsung Electronics Co. Ltd.	3.0%
AIA Group Ltd.	2.3%
SK Square Co. Ltd.	2.3%
NetEase, Inc. ADR	1.8%
Rede D'Or Sao Luiz S.A.	1.8%
Hansol Chemical Co. Ltd.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK hynix, Inc.	5.5%
Tencent Holdings Ltd.	5.4%
HDFC Bank Ltd. ADR	3.2%
Samsung Electronics Co. Ltd.	3.0%
AIA Group Ltd.	2.3%
SK Square Co. Ltd.	2.3%
NetEase, Inc. ADR	1.8%
Rede D'Or Sao Luiz S.A.	1.8%
Hansol Chemical Co. Ltd.	1.8%

Ashmore Emerging Markets Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	EMECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class C/EMECX)	$ 112	2.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.06%
Net Assets	$ 307,359,687
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 307,359,687
Total number of portfolio holdings	68
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK hynix, Inc.	5.5%
Tencent Holdings Ltd.	5.4%
HDFC Bank Ltd. ADR	3.2%
Samsung Electronics Co. Ltd.	3.0%
AIA Group Ltd.	2.3%
SK Square Co. Ltd.	2.3%
NetEase, Inc. ADR	1.8%
Rede D'Or Sao Luiz S.A.	1.8%
Hansol Chemical Co. Ltd.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK hynix, Inc.	5.5%
Tencent Holdings Ltd.	5.4%
HDFC Bank Ltd. ADR	3.2%
Samsung Electronics Co. Ltd.	3.0%
AIA Group Ltd.	2.3%
SK Square Co. Ltd.	2.3%
NetEase, Inc. ADR	1.8%
Rede D'Or Sao Luiz S.A.	1.8%
Hansol Chemical Co. Ltd.	1.8%

Ashmore Emerging Markets Equity Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	EMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	$ 58	1.06%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
Net Assets	$ 307,359,687
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 307,359,687
Total number of portfolio holdings	68
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK hynix, Inc.	5.5%
Tencent Holdings Ltd.	5.4%
HDFC Bank Ltd. ADR	3.2%
Samsung Electronics Co. Ltd.	3.0%
AIA Group Ltd.	2.3%
SK Square Co. Ltd.	2.3%
NetEase, Inc. ADR	1.8%
Rede D'Or Sao Luiz S.A.	1.8%
Hansol Chemical Co. Ltd.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
SK hynix, Inc.	5.5%
Tencent Holdings Ltd.	5.4%
HDFC Bank Ltd. ADR	3.2%
Samsung Electronics Co. Ltd.	3.0%
AIA Group Ltd.	2.3%
SK Square Co. Ltd.	2.3%
NetEase, Inc. ADR	1.8%
Rede D'Or Sao Luiz S.A.	1.8%
Hansol Chemical Co. Ltd.	1.8%

Ashmore Emerging Markets Equity ESG Fund-Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Class A
Trading Symbol	ESAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX)	$ 74	1.27%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.27%
Net Assets	$ 19,375,982
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 19,375,982
Total number of portfolio holdings	50
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.4%
Tencent Holdings Ltd.	5.7%
SK hynix, Inc.	5.5%
HDFC Bank Ltd. ADR	3.8%
AIA Group Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.7%
SK Square Co. Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
DB Insurance Co. Ltd.	2.2%
Rede D'Or Sao Luiz S.A.	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.4%
Tencent Holdings Ltd.	5.7%
SK hynix, Inc.	5.5%
HDFC Bank Ltd. ADR	3.8%
AIA Group Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.7%
SK Square Co. Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
DB Insurance Co. Ltd.	2.2%
Rede D'Or Sao Luiz S.A.	2.1%

Ashmore Emerging Markets Equity ESG Fund-Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Class C
Trading Symbol	ESCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX)	$ 118	2.02%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.02%
Net Assets	$ 19,375,982
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 19,375,982
Total number of portfolio holdings	50
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.4%
Tencent Holdings Ltd.	5.7%
SK hynix, Inc.	5.5%
HDFC Bank Ltd. ADR	3.8%
AIA Group Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.7%
SK Square Co. Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
DB Insurance Co. Ltd.	2.2%
Rede D'Or Sao Luiz S.A.	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.4%
Tencent Holdings Ltd.	5.7%
SK hynix, Inc.	5.5%
HDFC Bank Ltd. ADR	3.8%
AIA Group Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.7%
SK Square Co. Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
DB Insurance Co. Ltd.	2.2%
Rede D'Or Sao Luiz S.A.	2.1%

Ashmore Emerging Markets Equity ESG Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ESG Fund
Class Name	Institutional Class
Trading Symbol	ESIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	$ 62	1.06%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.06%
Net Assets	$ 19,375,982
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 19,375,982
Total number of portfolio holdings	50
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.4%
Tencent Holdings Ltd.	5.7%
SK hynix, Inc.	5.5%
HDFC Bank Ltd. ADR	3.8%
AIA Group Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.7%
SK Square Co. Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
DB Insurance Co. Ltd.	2.2%
Rede D'Or Sao Luiz S.A.	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	15.4%
Tencent Holdings Ltd.	5.7%
SK hynix, Inc.	5.5%
HDFC Bank Ltd. ADR	3.8%
AIA Group Ltd.	3.8%
Samsung Electronics Co. Ltd.	3.7%
SK Square Co. Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.7%
DB Insurance Co. Ltd.	2.2%
Rede D'Or Sao Luiz S.A.	2.1%

Ashmore Emerging Markets Debt Fund-Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	IGAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class A/IGAEX)	$ 53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 11,696,965
Holdings Count | Holding	102
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 11,696,965
Total number of portfolio holdings	102
Portfolio turnover rate	11%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Debt Fund-Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	IGCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class C/IGCEX)	$ 91	1.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
Net Assets	$ 11,696,965
Holdings Count | Holding	102
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 11,696,965
Total number of portfolio holdings	102
Portfolio turnover rate	11%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Debt Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	IGIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	$ 40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 11,696,965
Holdings Count | Holding	102
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 11,696,965
Total number of portfolio holdings	102
Portfolio turnover rate	11%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of April 30, 2026. ASSET TYPE ALLOCATION
Ashmore Emerging Markets Equity ex China Fund-Class A
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Class A
Trading Symbol	EMXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX)	$ 73	1.27%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.27%
Net Assets	$ 12,336,703
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 12,336,703
Total number of portfolio holdings	57
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
SK Square Co. Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.5%
SK hynix, Inc.	4.4%
HDFC Bank Ltd. ADR	3.7%
Hansol Chemical Co. Ltd.	2.3%
Rede D'Or Sao Luiz S.A.	2.3%
Lotes Co. Ltd.	2.0%
DB Insurance Co. Ltd.	1.8%
Allegro.eu S.A.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
SK Square Co. Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.5%
SK hynix, Inc.	4.4%
HDFC Bank Ltd. ADR	3.7%
Hansol Chemical Co. Ltd.	2.3%
Rede D'Or Sao Luiz S.A.	2.3%
Lotes Co. Ltd.	2.0%
DB Insurance Co. Ltd.	1.8%
Allegro.eu S.A.	1.8%

Ashmore Emerging Markets Equity ex China Fund-Class C
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Class C
Trading Symbol	EMXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for theperiod of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX)	$ 115	2.02%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.02%
Net Assets	$ 12,336,703
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 12,336,703
Total number of portfolio holdings	57
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
SK Square Co. Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.5%
SK hynix, Inc.	4.4%
HDFC Bank Ltd. ADR	3.7%
Hansol Chemical Co. Ltd.	2.3%
Rede D'Or Sao Luiz S.A.	2.3%
Lotes Co. Ltd.	2.0%
DB Insurance Co. Ltd.	1.8%
Allegro.eu S.A.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
SK Square Co. Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.5%
SK hynix, Inc.	4.4%
HDFC Bank Ltd. ADR	3.7%
Hansol Chemical Co. Ltd.	2.3%
Rede D'Or Sao Luiz S.A.	2.3%
Lotes Co. Ltd.	2.0%
DB Insurance Co. Ltd.	1.8%
Allegro.eu S.A.	1.8%

Ashmore Emerging Markets Equity ex China Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Ashmore Emerging Markets Equity ex China Fund
Class Name	Institutional Class
Trading Symbol	EMXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for theperiod of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund athttps://connect.rightprospectus.com/Ashmore.You can also request this information by contacting us at 866-876-8294.
Additional Information Phone Number	866-876-8294
Additional Information Website	https://connect.rightprospectus.com/Ashmore
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	$ 61	1.06%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.06%
Net Assets	$ 12,336,703
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund net assets	$ 12,336,703
Total number of portfolio holdings	57
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of April 30, 2026.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
SK Square Co. Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.5%
SK hynix, Inc.	4.4%
HDFC Bank Ltd. ADR	3.7%
Hansol Chemical Co. Ltd.	2.3%
Rede D'Or Sao Luiz S.A.	2.3%
Lotes Co. Ltd.	2.0%
DB Insurance Co. Ltd.	1.8%
Allegro.eu S.A.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
SK Square Co. Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.5%
SK hynix, Inc.	4.4%
HDFC Bank Ltd. ADR	3.7%
Hansol Chemical Co. Ltd.	2.3%
Rede D'Or Sao Luiz S.A.	2.3%
Lotes Co. Ltd.	2.0%
DB Insurance Co. Ltd.	1.8%
Allegro.eu S.A.	1.8%

[1]	Effective February 17, 2026, the Fund was restructured as a "completion fund," an integral part of separately managed account programs sponsored by an investment adviser unaffiliated with the Fund or Ashmore Investment Advisors Limited (the "Investment Manager"). Participants in these programs pay a fee to the sponsor of the program. Accordingly, no investment management fees or expenses are incurred by the Fund.